Interest Receivable	12 Months Ended
Dec. 31, 2012
Interest Receivable [Abstract]
Interest Receivable	Note 8 - Interest Receivable
December 31,
2012	2011
(In Thousands)

Loans	$ 3,509	$ 4,181
Securities	554	816

	$ 4,063	$ 4,997